Organization and Reorganization (Tables)	6 Months Ended
Jun. 30, 2024
Organization and Reorganization
Schedule of condensed consolidated financial statements

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
		(unaudited)
ASSETS
Current assets:
Cash and cash equivalents	3,987	3,532
Amount due from the subsidiaries of the Group	123,349	125,964
Other current assets	30,622	11,233
Total current assets	157,958	140,729
Non-current assets:
Long-term investments	5,564	5,991
Operating lease right-of-use assets	267	53
Total non-current assets	5,831	6,044
TOTAL ASSETS	163,789	146,773
Current liabilities:
Short term borrowings	14,487	11,000
Accounts payable	838	3,387
Advance from customers	3,921	3,582
Salary and welfare benefits payable	15,017	8,362
Other taxes payable	3,851	721
Short-term operating lease liabilities	659	375
Current portion of deferred revenue	1,216	1,213
Other current liabilities	4,654	7,421
Account due to subsidiaries of the Group	250,341	248,791
Total current liabilities	294,984	284,852
Long-term borrowings	3,000	12,900
Long-term operating lease liabilities	—	22
Non-current portion of deferred revenue	49	11
Total non-current liabilities	3,049	12,933
TOTAL LIABILITIES	298,033	297,785

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Net revenues	34,220	15,360
Net income/ (loss)	4,573	(15,250)

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Net cash used in operating activities	(6,083)	(6,868)
Net cash generated from investing activities	—	—
Net cash generated from financing activities	4,235	6,413
Net decrease in cash, cash equivalent and restricted cash	(1,848)	(455)